Shareholders' Equity - Schedule of Options Granted to Employees and Directors (Details) - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Options Granted to Employees and Directors [Line Items]
Exercise Price
Options outstanding	315,000
Weighted average remaining contractual life (years)	2 years 4 months 2 days
Options exercisable		248,333
Weighted average Remaining Contractual life of options exercisable (years)	1 year 11 months 1 day
Exercise Price 2.245 [Member]
Schedule of Options Granted to Employees and Directors [Line Items]
Exercise Price	$ 2.245
Options outstanding	87,500
Weighted average remaining contractual life (years)	2 years 11 months 12 days
Options exercisable		58,333
Weighted average Remaining Contractual life of options exercisable (years)	2 years 11 months 12 days
Exercise Price 2.433 [Member]
Schedule of Options Granted to Employees and Directors [Line Items]
Exercise Price	$ 2.433
Options outstanding	7,500
Weighted average remaining contractual life (years)	1 year 7 days
Options exercisable		7,500
Weighted average Remaining Contractual life of options exercisable (years)	1 year 7 days
Exercise Price 2.775 [Member]
Schedule of Options Granted to Employees and Directors [Line Items]
Exercise Price	$ 2.775
Options outstanding	20,000
Weighted average remaining contractual life (years)	1 year 3 days
Options exercisable		20,000
Weighted average Remaining Contractual life of options exercisable (years)	1 year 3 days
Exercise Price 2.968 [Member]
Schedule of Options Granted to Employees and Directors [Line Items]
Exercise Price	$ 2.968
Options outstanding	37,500
Weighted average remaining contractual life (years)	4 years 7 months 20 days
Options exercisable
Weighted average Remaining Contractual life of options exercisable (years)	4 years 7 months 20 days
Exercise Price 3.195 [Member]
Schedule of Options Granted to Employees and Directors [Line Items]
Exercise Price	$ 3.195
Options outstanding	20,000
Weighted average remaining contractual life (years)	1 year 1 month 20 days
Options exercisable		20,000
Weighted average Remaining Contractual life of options exercisable (years)	1 year 1 month 20 days
Exercise Price 3.251 [Member]
Schedule of Options Granted to Employees and Directors [Line Items]
Exercise Price	$ 3.251
Options outstanding	7,500
Weighted average remaining contractual life (years)	1 year 9 months 21 days
Options exercisable		7,500
Weighted average Remaining Contractual life of options exercisable (years)	1 year 9 months 21 days
Exercise Price 3.252 [Member]
Schedule of Options Granted to Employees and Directors [Line Items]
Exercise Price	$ 3.252
Options outstanding	100,000
Weighted average remaining contractual life (years)	1 year 9 months 21 days
Options exercisable		100,000
Weighted average Remaining Contractual life of options exercisable (years)	1 year 9 months 21 days
Exercise Price 3.863 [Member]
Schedule of Options Granted to Employees and Directors [Line Items]
Exercise Price	$ 3.863
Options outstanding	30,000
Weighted average remaining contractual life (years)	1 year 9 months
Options exercisable		30,000
Weighted average Remaining Contractual life of options exercisable (years)	1 year 9 months
Exercise Price 4.022 [Member]
Schedule of Options Granted to Employees and Directors [Line Items]
Exercise Price	$ 4.022
Options outstanding	5,000
Weighted average remaining contractual life (years)	1 year 7 months 28 days
Options exercisable		5,000
Weighted average Remaining Contractual life of options exercisable (years)	1 year 7 months 28 days